Schedule of Earning (Loss) Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to the Company	$ (426,253)	$ 265,776	$ (17,629,332)	$ (24,628,828)
Weighted-Average Shares Outstanding - Basic	259,677,719	174,681,755	184,913,636	142,595,527
Weighted-Average Shares Outstanding - Diluted	259,677,719	266,662,315	184,913,636	142,595,527
Earnings (Loss) Per Share Attributable to the Company - Basic	$ (0.002)	$ 0.002	$ (0.10)	$ (0.17)
Earnings (Loss) Per Share Attributable to the Company -Diluted	$ (0.002)	$ 0.001	$ (0.10)	$ (0.17)